Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

November 30, 2020

ZUB-QTLY-0121
1.9881609.103

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$202,810
2.25% 2/1/32	100,000	101,182
2.75% 6/1/31	300,000	318,694
3.3% 2/1/52	100,000	99,370
3.5% 6/1/41	140,000	150,771
3.5% 9/15/53 (a)	829,000	849,011
3.55% 9/15/55 (a)	173,000	177,053
3.6% 7/15/25	219,000	245,569
3.65% 6/1/51	220,000	232,334
3.65% 9/15/59 (a)	259,000	263,876
4.65% 6/1/44	110,000	132,085
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	344,801
5.462% 2/16/21	100,000	101,029
Verizon Communications, Inc.:
1.5% 9/18/30	730,000	722,245
2.987% 10/30/56 (a)	492,000	520,387
4.016% 12/3/29	150,000	178,397
4.125% 3/16/27	60,000	71,122
4.329% 9/21/28	270,000	327,541
5.012% 8/21/54	214,000	308,639
		5,346,916
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	40,000	41,468
2.65% 1/13/31	200,000	217,612
2.75% 9/1/49	60,000	61,828
3.5% 5/13/40	60,000	70,161
3.6% 1/13/51	60,000	71,026
3.7% 10/15/25	434,000	489,966
3.8% 5/13/60	60,000	74,241
		1,026,302
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	99,883
1.1% 8/15/30	200,000	198,341
2.05% 8/15/50	220,000	213,542
		511,766
Media - 0.8%
CBS Corp.:
4% 1/15/26	176,000	200,855
4.2% 6/1/29	200,000	237,198
4.95% 1/15/31	170,000	210,892
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	150,000	167,990
3.85% 4/1/61 (b)	300,000	308,389
5.125% 7/1/49	200,000	245,374
5.75% 4/1/48	150,000	198,645
Comcast Corp.:
1.5% 2/15/31	295,000	293,320
1.95% 1/15/31	300,000	309,453
2.45% 8/15/52	295,000	289,690
2.65% 2/1/30	100,000	109,164
2.8% 1/15/51	120,000	125,878
3.45% 2/1/50	100,000	118,007
3.7% 4/15/24	100,000	110,089
4.15% 10/15/28	150,000	180,499
4.7% 10/15/48	284,000	400,560
4.95% 10/15/58	100,000	153,289
6.95% 8/15/37	207,000	333,772
Discovery Communications LLC:
3.25% 4/1/23	176,000	185,273
3.625% 5/15/30	200,000	227,967
4% 9/15/55 (a)	133,000	147,859
4.65% 5/15/50	200,000	245,438
Fox Corp.:
4.709% 1/25/29	70,000	84,635
5.476% 1/25/39	164,000	228,057
5.576% 1/25/49	56,000	81,825
Time Warner Cable, Inc. 5.875% 11/15/40	220,000	284,773
TWDC Enterprises 18 Corp. 4.125% 6/1/44	192,000	242,819
		5,721,710
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	228,180
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	99,864
4.3% 2/15/48	240,000	305,254
T-Mobile U.S.A., Inc.:
2.05% 2/15/28 (a)	200,000	205,774
3.3% 2/15/51 (a)	400,000	419,164
3.5% 4/15/25 (a)	830,000	917,880
Vodafone Group PLC:
3.75% 1/16/24	300,000	328,078
4.375% 5/30/28	250,000	300,215
5.125% 6/19/59	240,000	325,280
		3,129,689

TOTAL COMMUNICATION SERVICES		15,736,383

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	400,000	407,605
2.15% 9/10/24	120,000	126,671
3.55% 1/12/24	428,000	465,429
General Motors Co.:
4.2% 10/1/27	90,000	101,263
5.95% 4/1/49	170,000	229,368
6.75% 4/1/46	255,000	363,398
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	73,172
4.375% 9/25/21	214,000	220,120
5.65% 1/17/29	130,000	160,498
		2,147,524
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	34,000	36,485
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	278,260
4.3% 2/21/48	30,000	38,076
Northwestern University 3.868% 12/1/48	120,000	144,883
		497,704
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
3.6% 7/1/30	480,000	562,965
3.625% 9/1/49	30,000	35,157
4.45% 3/1/47	153,000	198,767
Starbucks Corp.:
2.55% 11/15/30	300,000	323,972
4% 11/15/28	350,000	414,284
		1,535,145
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
0.8% 6/3/25	130,000	131,775
1.5% 6/3/30	160,000	163,220
2.5% 6/3/50	130,000	137,183
2.8% 8/22/24	117,000	126,641
3.875% 8/22/37	150,000	190,323
4.05% 8/22/47	228,000	304,839
		1,053,981
Multiline Retail - 0.2%
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	225,150
4% 5/15/25	478,000	539,331
Nordstrom, Inc. 4% 3/15/27	110,000	106,900
Target Corp. 3.9% 11/15/47	160,000	213,829
		1,085,210
Specialty Retail - 0.5%
Lowe's Companies, Inc.:
3.65% 4/5/29	210,000	244,691
4.05% 5/3/47	132,000	162,171
5% 4/15/40	330,000	445,795
The Home Depot, Inc.:
2% 4/1/21	1,202,000	1,206,786
2.5% 4/15/27	520,000	568,100
2.95% 6/15/29	330,000	373,433
4.25% 4/1/46	150,000	199,655
4.5% 12/6/48	100,000	139,457
TJX Companies, Inc. 1.6% 5/15/31	250,000	251,196
		3,591,284
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. 2.4% 3/27/25	1,100,000	1,181,899

TOTAL CONSUMER DISCRETIONARY		11,092,747

CONSUMER STAPLES - 2.0%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	356,678
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	100,000	113,577
4.6% 4/15/48	377,000	480,091
4.95% 1/15/42	130,000	169,207
5.45% 1/23/39	180,000	245,193
5.55% 1/23/49	180,000	258,381
5.8% 1/23/59 (Reg. S)	260,000	396,777
Constellation Brands, Inc. 3.6% 2/15/28	132,000	150,403
Diageo Capital PLC:
1.375% 9/29/25	200,000	205,502
2% 4/29/30	200,000	209,700
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	160,000	192,625
4.417% 5/25/25	360,000	415,214
Molson Coors Beverage Co. 3% 7/15/26	254,000	276,907
PepsiCo, Inc.:
1.4% 2/25/31	680,000	686,333
1.625% 5/1/30	309,000	318,506
2.25% 5/2/22	632,000	649,208
3% 10/15/27	100,000	112,768
The Coca-Cola Co.:
1.45% 6/1/27	120,000	123,797
1.65% 6/1/30	120,000	123,522
2.5% 6/1/40	120,000	129,348
2.6% 6/1/50	120,000	127,146
2.75% 6/1/60	120,000	129,803
		5,870,686
Food & Staples Retailing - 0.2%
Costco Wholesale Corp. 1.375% 6/20/27	150,000	154,033
Kroger Co. 5.4% 1/15/49	70,000	101,629
Sysco Corp.:
3.3% 2/15/50	150,000	158,214
6.6% 4/1/50	140,000	217,103
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	86,582
3.45% 6/1/26	195,000	216,153
Walmart, Inc.:
3.4% 6/26/23	100,000	107,560
3.7% 6/26/28	140,000	165,174
5.625% 4/15/41	169,000	264,044
		1,470,492
Food Products - 0.4%
Campbell Soup Co. 4.15% 3/15/28	260,000	305,770
Conagra Brands, Inc.:
4.85% 11/1/28	280,000	348,079
5.3% 11/1/38	31,000	41,555
General Mills, Inc.:
4.2% 4/17/28	200,000	238,267
4.55% 4/17/38	110,000	141,783
Kraft Heinz Foods Co.:
3% 6/1/26	560,000	584,338
4.375% 6/1/46	110,000	117,324
4.625% 1/30/29	50,000	57,344
Tyson Foods, Inc. 4% 3/1/26	160,000	184,900
Unilever Capital Corp. 1.375% 9/14/30	160,000	161,147
		2,180,507
Household Products - 0.1%
Kimberly-Clark Corp. 1.05% 9/15/27	184,000	185,999
Procter & Gamble Co. 1.2% 10/29/30	600,000	603,076
		789,075
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46	204,000	219,581
4.8% 2/14/29	30,000	35,913
5.8% 2/14/39	100,000	132,286
5.95% 2/14/49	110,000	156,388
BAT Capital Corp.:
3.222% 8/15/24	200,000	216,390
3.557% 8/15/27	450,000	499,991
4.39% 8/15/37	80,000	90,141
4.54% 8/15/47	128,000	144,142
4.758% 9/6/49	260,000	299,140
Philip Morris International, Inc. 2.125% 5/10/23	820,000	853,450
Reynolds American, Inc. 4.45% 6/12/25	140,000	159,798
		2,807,220

TOTAL CONSUMER STAPLES		13,117,980

ENERGY - 2.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	333,381
Oil, Gas & Consumable Fuels - 2.6%
Apache Corp. 4.375% 10/15/28	360,000	366,527
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	112,332
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	167,880
4.95% 6/1/47	40,000	48,768
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	305,236
Chevron Corp.:
1.141% 5/11/23	70,000	71,398
1.554% 5/11/25	70,000	72,771
1.995% 5/11/27	70,000	74,142
2.236% 5/11/30	70,000	75,213
2.954% 5/16/26	231,000	255,674
2.978% 5/11/40	70,000	77,583
3.078% 5/11/50	70,000	77,933
ConocoPhillips Co. 4.95% 3/15/26	366,000	439,481
Devon Energy Corp. 5% 6/15/45	315,000	353,684
Ecopetrol SA:
5.875% 9/18/23	500,000	556,750
7.375% 9/18/43	60,000	80,588
Enbridge, Inc. 3.5% 6/10/24	164,000	177,175
Encana Corp. 6.5% 2/1/38	70,000	74,190
Energy Transfer Partners LP:
4.95% 6/15/28	147,000	164,370
5% 5/15/50	220,000	233,353
5.25% 4/15/29	310,000	350,844
5.3% 4/15/47	50,000	52,679
5.8% 6/15/38	50,000	55,242
6% 6/15/48	330,000	370,988
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	836,872
3.95% 2/15/27	214,000	246,379
4.2% 1/31/50	370,000	431,012
4.25% 2/15/48	270,000	315,885
4.8% 2/1/49	56,000	70,414
Equinor ASA:
2.375% 5/22/30	310,000	330,784
3.625% 9/10/28	130,000	151,808
Exxon Mobil Corp.:
2.222% 3/1/21	794,000	796,446
3.452% 4/15/51	450,000	511,652
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	115,540
5.05% 2/15/46	50,000	60,188
5.2% 3/1/48	264,000	328,053
5.55% 6/1/45	190,000	240,239
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	37,891
5% 3/1/26	147,000	174,491
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	303,417
4.7% 5/1/25	370,000	420,297
4.75% 12/15/23	35,000	38,629
MPLX LP:
4.125% 3/1/27	60,000	67,661
4.5% 4/15/38	150,000	166,204
4.7% 4/15/48	226,000	254,530
Noble Energy, Inc.:
4.95% 8/15/47	100,000	137,842
5.05% 11/15/44	70,000	95,491
ONEOK, Inc.:
4% 7/13/27	80,000	87,170
4.45% 9/1/49	50,000	49,912
5.2% 7/15/48	22,000	23,918
Petroleos Mexicanos:
5.35% 2/12/28	100,000	93,545
5.95% 1/28/31	100,000	92,947
6.35% 2/12/48	340,000	284,803
6.5% 1/23/29	160,000	155,545
7.69% 1/23/50	168,000	154,602
Phillips 66 Co. 3.9% 3/15/28	380,000	432,470
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	605,879
Shell International Finance BV:
1.75% 9/12/21	1,227,000	1,242,070
2.375% 11/7/29	100,000	107,263
3.125% 11/7/49	100,000	109,819
3.75% 9/12/46	106,000	127,390
Spectra Energy Partners LP 4.75% 3/15/24	151,000	168,474
Suncor Energy, Inc. 4% 11/15/47	114,000	121,614
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	85,195
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	516,512
4.85% 3/1/48	50,000	59,829
Total Capital International SA:
3.461% 7/12/49	140,000	160,322
3.75% 4/10/24	165,000	182,511
Total Capital SA 3.883% 10/11/28	360,000	429,201
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	315,465
4.875% 5/15/48	80,000	103,250
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	535,000	588,704
3.95% 5/15/50 (a)	100,000	110,520
Valero Energy Corp. 4.35% 6/1/28	70,000	78,767
Williams Partners LP 3.35% 8/15/22	190,000	198,256
		17,432,479

TOTAL ENERGY		17,765,860

FINANCIALS - 7.8%
Banks - 4.1%
Bank of America Corp.:
0.981% 9/25/25 (c)	800,000	804,549
2.625% 4/19/21	1,404,000	1,416,439
2.676% 6/19/41 (c)	380,000	396,699
2.831% 10/24/51 (c)	140,000	146,895
3.093% 10/1/25 (c)	400,000	432,453
3.194% 7/23/30 (c)	270,000	301,460
3.419% 12/20/28 (c)	445,000	500,746
3.974% 2/7/30 (c)	65,000	76,208
4.083% 3/20/51 (c)	100,000	127,614
4.271% 7/23/29 (c)	360,000	427,836
4.33% 3/15/50 (c)	200,000	263,875
Bank of Montreal 3.3% 2/5/24	580,000	628,496
Bank of Nova Scotia 3.4% 2/11/24	560,000	608,989
Barclays PLC:
3.932% 5/7/25 (c)	200,000	217,675
4.375% 1/12/26	210,000	239,710
4.95% 1/10/47	200,000	271,210
BB&T Corp.:
2.75% 4/1/22	140,000	144,269
3.75% 12/6/23	350,000	382,966
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	770,000	870,266
3.142% 1/24/23 (c)	90,000	92,701
3.2% 10/21/26	80,000	88,748
3.98% 3/20/30 (c)	150,000	175,608
4.65% 7/23/48	75,000	104,008
4.75% 5/18/46	208,000	275,226
5.316% 3/26/41 (c)	230,000	326,117
Fifth Third Bancorp:
2.55% 5/5/27	100,000	108,049
3.95% 3/14/28	50,000	58,651
HSBC Holdings PLC:
2.633% 11/7/25 (c)	600,000	632,581
4.292% 9/12/26 (c)	1,600,000	1,811,200
4.375% 11/23/26	400,000	457,007
6.8% 6/1/38	100,000	149,126
Japan Bank International Cooperation:
2.375% 11/16/22	400,000	415,643
2.5% 5/23/24	200,000	213,966
JPMorgan Chase & Co.:
2.525% 11/19/41 (c)	340,000	346,803
2.7% 5/18/23	470,000	494,668
2.95% 10/1/26	190,000	209,661
2.956% 5/13/31 (c)	250,000	271,987
3.109% 4/22/51 (c)	50,000	55,933
3.22% 3/1/25 (c)	1,640,000	1,771,497
3.559% 4/23/24 (c)	670,000	717,907
4.452% 12/5/29 (c)	630,000	764,150
5.6% 7/15/41	325,000	494,418
Lloyds Banking Group PLC 3% 1/11/22	800,000	822,544
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	213,967
3.195% 7/18/29	400,000	450,627
3.961% 3/2/28	100,000	117,545
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	400,000	401,018
2.226% 5/25/26 (c)	200,000	209,739
2.839% 7/16/25 (c)	200,000	213,201
National Australia Bank Ltd. 2.875% 4/12/23	250,000	263,819
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	100,000	99,383
1.875% 1/20/21	250,000	250,545
PNC Financial Services Group, Inc. 2.2% 11/1/24	250,000	264,717
Rabobank Nederland 3.75% 7/21/26	250,000	281,214
Rabobank Nederland New York Branch 2.75% 1/10/23	250,000	262,779
Regions Financial Corp. 2.75% 8/14/22	101,000	104,810
Royal Bank of Canada 4.65% 1/27/26	210,000	249,005
Royal Bank of Scotland Group PLC 3.754% 11/1/29 (c)	400,000	423,534
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	60,000	63,059
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	664,604
2.75% 1/15/30	200,000	218,365
3.102% 1/17/23	288,000	304,085
3.936% 10/16/23	120,000	131,297
Wells Fargo & Co.:
2.406% 10/30/25 (c)	550,000	579,156
3% 10/23/26	100,000	110,101
3.068% 4/30/41 (c)	200,000	217,615
3.75% 1/24/24	40,000	43,449
4.75% 12/7/46	388,000	516,129
5.013% 4/4/51 (c)	280,000	398,865
Westpac Banking Corp.:
2.75% 1/11/23	306,000	321,542
2.894% 2/4/30 (c)	390,000	406,786
3.65% 5/15/23	160,000	172,696
4.11% 7/24/34 (c)	270,000	306,546
		27,376,752
Capital Markets - 1.2%
Bank of New York Mellon Corp.:
0% 12/7/23	830,000	829,112
3.5% 4/28/23	230,000	247,220
BlackRock, Inc. 4.25% 5/24/21	152,000	154,913
Credit Suisse Group AG 3.8% 6/9/23	500,000	538,115
Deutsche Bank AG 4.1% 1/13/26	700,000	770,634
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	104,174
4.1% 1/13/26	154,000	169,582
Goldman Sachs Group, Inc.:
3.85% 1/26/27	960,000	1,096,964
5.15% 5/22/45	330,000	463,548
5.25% 7/27/21	393,000	405,428
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	161,433
2.65% 9/15/40	160,000	164,752
3.75% 9/21/28	100,000	115,937
4.25% 9/21/48	120,000	155,778
Merrill Lynch & Co., Inc. 6.11% 1/29/37	100,000	146,491
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	250,000	327,104
1.794% 2/13/32 (c)	260,000	261,783
2.188% 4/28/26 (c)	200,000	210,942
3.125% 1/23/23	795,000	839,968
3.625% 1/20/27	160,000	182,834
3.772% 1/24/29 (c)	180,000	207,967
4.375% 1/22/47	224,000	310,502
5.597% 3/24/51 (c)	40,000	64,564
5.75% 1/25/21	369,000	371,919
Northern Trust Corp. 1.95% 5/1/30	150,000	157,496
		8,459,160
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	153,490
3.3% 1/23/23	401,000	414,013
4.45% 10/1/25	150,000	162,020
4.5% 9/15/23	164,000	175,581
Ally Financial, Inc.:
3.05% 6/5/23	340,000	358,486
5.125% 9/30/24	510,000	584,913
5.8% 5/1/25	150,000	177,931
American Express Co.:
2.5% 8/1/22	150,000	155,117
2.5% 7/30/24	464,000	494,388
3.4% 2/27/23	50,000	53,208
Capital One Financial Corp.:
3.2% 1/30/23	80,000	84,585
3.3% 10/30/24	230,000	250,482
3.8% 1/31/28	438,000	503,062
Discover Financial Services 4.5% 1/30/26	208,000	238,957
Ford Motor Credit Co. LLC:
4.14% 2/15/23	200,000	205,115
5.875% 8/2/21	221,000	226,247
GE Capital International Funding Co. 4.418% 11/15/35	400,000	461,348
John Deere Capital Corp.:
2.8% 3/6/23	270,000	285,330
2.8% 9/8/27	290,000	322,654
Synchrony Financial:
3.95% 12/1/27	380,000	421,434
4.375% 3/19/24	100,000	109,889
5.15% 3/19/29	109,000	130,473
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	381,121
1.15% 8/13/27	470,000	469,451
2.15% 9/8/22	800,000	826,089
2.7% 1/11/23	50,000	52,435
		7,697,819
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,618
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	50,000	50,677
2.85% 10/15/50	180,000	196,596
4.2% 8/15/48	130,000	174,849
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	103,366
BP Capital Markets America, Inc.:
2.52% 9/19/22	620,000	642,964
3% 2/24/50	130,000	134,276
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	54,156
4.125% 5/15/29	44,000	50,138
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	116,649
2.6% 11/15/29	110,000	121,209
3.4% 11/15/49	80,000	95,285
Export Development Canada 2.625% 2/21/24	500,000	537,125
KfW:
0.25% 10/19/23	600,000	599,976
0.375% 7/18/25	208,000	207,376
2.375% 12/29/22	815,000	851,340
2.5% 11/20/24	280,000	303,805
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	184,217
		4,623,622
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	250,000	248,090
4.35% 11/3/45	74,000	101,009
Allstate Corp. 1.45% 12/15/30	500,000	497,096
American International Group, Inc.:
3.3% 3/1/21	320,000	321,517
4.375% 6/30/50	170,000	220,474
4.5% 7/16/44	115,000	147,562
4.7% 7/10/35	200,000	256,872
4.75% 4/1/48	40,000	53,948
5.75% 4/1/48 (c)	190,000	214,225
Aon PLC 4.75% 5/15/45	140,000	193,341
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	250,000	273,851
4.4% 3/15/48	30,000	39,398
Lincoln National Corp. 4.35% 3/1/48	210,000	256,672
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	53,095
4.9% 3/15/49	120,000	176,656
MetLife, Inc.:
4.125% 8/13/42	70,000	89,474
4.6% 5/13/46	90,000	123,510
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	82,215
4.35% 2/25/50	180,000	231,945
4.418% 3/27/48	100,000	129,430
5.7% 9/15/48 (c)	74,000	85,787
The Travelers Companies, Inc. 4.05% 3/7/48	74,000	97,638
Unum Group 4.5% 3/15/25	525,000	585,006
		4,478,811

TOTAL FINANCIALS		52,636,164

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	120,000	128,255
2.95% 11/21/26	100,000	110,576
3.2% 11/21/29	200,000	226,764
4.05% 11/21/39	100,000	121,217
4.25% 11/14/28	92,000	111,026
4.3% 5/14/36	25,000	31,094
4.45% 5/14/46	280,000	352,919
4.55% 3/15/35	50,000	63,657
4.75% 3/15/45	100,000	130,719
4.85% 6/15/44	150,000	199,055
Amgen, Inc.:
1.9% 2/21/25	100,000	104,677
3.2% 11/2/27	70,000	78,772
3.375% 2/21/50	210,000	233,473
4.663% 6/15/51	100,000	135,017
Gilead Sciences, Inc.:
1.65% 10/1/30	180,000	179,191
2.8% 10/1/50	180,000	180,812
4.15% 3/1/47	112,000	137,622
4.75% 3/1/46	50,000	66,030
		2,590,876
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	68,865
4.669% 6/6/47	290,000	381,283
Boston Scientific Corp.:
4% 3/1/29	100,000	117,439
4.7% 3/1/49	230,000	313,256
Danaher Corp. 2.6% 10/1/50	245,000	257,633
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	113,025
Stryker Corp.:
1.95% 6/15/30	100,000	103,438
2.9% 6/15/50	100,000	106,404
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	192,684
		1,654,027
Health Care Providers & Services - 1.1%
Aetna, Inc. 3.875% 8/15/47	180,000	214,573
Allina Health System, Inc. 3.887% 4/15/49	40,000	46,800
Anthem, Inc.:
2.375% 1/15/25	1,100,000	1,168,973
3.125% 5/15/22	140,000	145,542
4.101% 3/1/28	130,000	153,093
4.55% 3/1/48	80,000	107,922
Banner Health 2.913% 1/1/51	150,000	153,708
Baptist Healthcare System, Inc. 3.54% 8/15/50	125,000	134,790
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	89,684
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	180,106
4.368% 6/15/47	30,000	35,145
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	99,909
Cigna Corp.:
3.05% 11/30/22	110,000	115,432
3.75% 7/15/23	67,000	72,530
4.125% 11/15/25	99,000	113,910
4.375% 10/15/28	100,000	120,168
4.8% 8/15/38	80,000	104,263
4.8% 7/15/46	230,000	306,219
4.9% 12/15/48	200,000	275,550
CommonSpirit Health 3.91% 10/1/50	150,000	159,021
CVS Health Corp.:
2.7% 8/21/40	210,000	212,253
2.875% 6/1/26	60,000	65,610
3% 8/15/26	38,000	41,851
3.25% 8/15/29	250,000	278,967
3.7% 3/9/23	22,000	23,535
4.78% 3/25/38	412,000	522,185
5.05% 3/25/48	120,000	162,127
HCA Holdings, Inc. 5.25% 6/15/49	120,000	158,141
Humana, Inc. 3.125% 8/15/29	100,000	110,840
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	118,293
Kaiser Foundation Hospitals:
3.266% 11/1/49	110,000	124,269
4.15% 5/1/47	60,000	78,606
MidMichigan Health 3.409% 6/1/50	42,000	46,686
Orlando Health Obligated Group 3.327% 10/1/50	68,000	71,936
Sutter Health 3.361% 8/15/50	170,000	181,677
UnitedHealth Group, Inc.:
1.25% 1/15/26	93,000	95,636
2% 5/15/30	170,000	180,671
2.375% 8/15/24	100,000	106,535
2.9% 5/15/50	137,000	151,871
3.7% 8/15/49	90,000	113,774
3.85% 6/15/28	130,000	154,747
4.45% 12/15/48	68,000	95,081
4.75% 7/15/45	182,000	260,249
		7,152,878
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	330,186
4.133% 3/25/25	730,000	829,881
4.15% 2/1/24	173,000	191,049
		1,351,116
Pharmaceuticals - 0.8%
AstraZeneca PLC:
3.125% 6/12/27	140,000	157,602
4% 9/18/42	100,000	125,525
Bayer U.S. Finance II LLC 2.85% 4/15/25 (a)	177,000	186,896
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	215,579
3.2% 6/15/26	100,000	112,209
3.4% 7/26/29	100,000	116,709
3.875% 8/15/25	80,000	91,011
4.125% 6/15/39	100,000	128,745
4.25% 10/26/49	100,000	135,345
4.55% 2/20/48	204,000	285,623
Eli Lilly & Co. 2.25% 5/15/50	200,000	194,573
GlaxoSmithKline Capital PLC 3% 6/1/24	200,000	216,100
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	240,000	257,804
Johnson & Johnson:
0.55% 9/1/25	100,000	100,198
1.3% 9/1/30	100,000	100,443
2.1% 9/1/40	100,000	102,130
2.45% 9/1/60	100,000	104,792
3.4% 1/15/38	238,000	287,563
Merck & Co., Inc.:
2.45% 6/24/50	100,000	104,230
3.7% 2/10/45	212,000	266,686
Mylan NV 5.2% 4/15/48	74,000	98,033
Novartis Capital Corp.:
2.4% 5/17/22	670,000	690,189
2.75% 8/14/50	150,000	164,347
Pfizer, Inc.:
2.7% 5/28/50	100,000	106,715
3.2% 9/15/23	80,000	86,286
3.45% 3/15/29	100,000	117,181
3.9% 3/15/39	70,000	87,021
4% 12/15/36	190,000	242,385
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	495,903
Viatris, Inc.:
2.7% 6/22/30 (a)	70,000	74,233
4% 6/22/50 (a)	70,000	79,745
Zoetis, Inc. 3% 9/12/27	50,000	56,074
		5,587,875

TOTAL HEALTH CARE		18,336,772

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3.75% 5/15/28	100,000	117,342
4.25% 4/1/50	30,000	41,602
Lockheed Martin Corp. 4.09% 9/15/52	119,000	161,427
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	112,879
4.03% 10/15/47	178,000	226,207
Raytheon Technologies Corp.:
3.65% 8/16/23	13,000	14,014
3.75% 11/1/46	100,000	121,262
3.95% 8/16/25	80,000	91,660
4.125% 11/16/28	400,000	476,831
4.35% 4/15/47 (a)	100,000	129,281
4.45% 11/16/38	200,000	252,506
The Boeing Co.:
2.8% 3/1/23	270,000	277,232
3.2% 3/1/29	320,000	327,653
3.75% 2/1/50	70,000	70,812
4.875% 5/1/25	600,000	669,791
5.705% 5/1/40	590,000	744,768
5.805% 5/1/50	110,000	145,319
		3,980,586
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.8% 5/15/25	260,000	293,578
4.05% 2/15/48	80,000	96,911
4.95% 10/17/48	80,000	109,294
United Parcel Service, Inc.:
4.45% 4/1/30	150,000	189,131
6.2% 1/15/38	134,000	210,197
		899,111
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (a)	300,000	314,985
2.493% 2/15/27 (a)	100,000	106,666
2.722% 2/15/30 (a)	100,000	106,632
3.377% 4/5/40 (a)	40,000	44,204
3.577% 4/5/50 (a)	100,000	113,951
		686,438
Commercial Services & Supplies - 0.2%
Republic Services, Inc.:
1.45% 2/15/31	400,000	394,719
3.95% 5/15/28	200,000	236,457
Waste Management, Inc.:
2.4% 5/15/23	250,000	261,773
2.5% 11/15/50	150,000	151,066
3.15% 11/15/27	50,000	56,519
		1,100,534
Industrial Conglomerates - 0.3%
3M Co.:
2.375% 8/26/29	130,000	141,531
3.25% 8/26/49	100,000	115,647
General Electric Co.:
3.45% 5/1/27	360,000	396,533
3.625% 5/1/30	60,000	67,256
4.25% 5/1/40	50,000	56,811
4.35% 5/1/50	170,000	199,573
4.5% 3/11/44	200,000	233,532
Honeywell International, Inc.:
1.35% 6/1/25	100,000	103,210
1.95% 6/1/30	100,000	105,952
2.3% 8/15/24	190,000	202,582
2.8% 6/1/50	100,000	111,203
Roper Technologies, Inc.:
1% 9/15/25	60,000	60,342
1.4% 9/15/27	60,000	60,757
1.75% 2/15/31	60,000	60,276
2% 6/30/30	400,000	410,992
		2,326,197
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	190,403
1.1% 9/14/27	190,000	191,705
2.55% 11/29/22	518,000	540,360
Caterpillar, Inc. 3.25% 9/19/49	170,000	201,417
Deere & Co. 2.875% 9/7/49	190,000	213,860
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	212,282
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	107,303
3.362% 2/15/50	80,000	92,540
Parker Hannifin Corp. 4% 6/14/49	110,000	138,089
		1,887,959
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	34,650
4.05% 6/15/48	182,000	244,213
4.15% 12/15/48	100,000	135,994
Canadian National Railway Co. 2.45% 5/1/50	150,000	154,281
CSX Corp.:
3.8% 3/1/28	50,000	58,527
4.3% 3/1/48	210,000	276,127
4.75% 11/15/48	160,000	223,735
Norfolk Southern Corp.:
3.8% 8/1/28	72,000	84,198
3.95% 10/1/42	185,000	226,677
Union Pacific Corp.:
2.15% 2/5/27	120,000	127,309
3.25% 2/5/50	160,000	183,196
3.7% 3/1/29	170,000	199,223
4% 4/15/47	90,000	112,289
		2,060,419
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	166,000	167,937
3.625% 12/1/27	140,000	147,608
4.625% 10/1/28	350,000	389,458
		705,003

TOTAL INDUSTRIALS		13,646,247

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	940,000	950,828
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.9% 10/1/26 (a)	450,000	525,536
5.3% 10/1/29 (a)	90,000	108,721
5.45% 6/15/23 (a)	230,000	254,474
8.1% 7/15/36 (a)	310,000	446,411
8.35% 7/15/46 (a)	92,000	133,555
		1,468,697
IT Services - 0.5%
Fiserv, Inc.:
2.75% 7/1/24	370,000	396,051
3.5% 7/1/29	180,000	206,083
4.4% 7/1/49	100,000	132,458
IBM Corp.:
1.95% 5/15/30	100,000	103,353
2.95% 5/15/50	100,000	107,786
3% 5/15/24	100,000	108,293
4.7% 2/19/46	204,000	283,424
MasterCard, Inc. 3.85% 3/26/50	310,000	404,525
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	83,184
2.3% 6/1/30	130,000	139,140
2.85% 10/1/29	280,000	311,302
The Western Union Co. 2.85% 1/10/25	100,000	106,841
Visa, Inc.:
2.05% 4/15/30	430,000	458,019
2.15% 9/15/22	480,000	495,800
3.15% 12/14/25	160,000	178,570
		3,514,829
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	90,000	124,780
Broadcom Corp./Broadcom Cayman LP 2.65% 1/15/23	70,000	72,928
Broadcom, Inc.:
3.459% 9/15/26	172,000	190,098
4.3% 11/15/32	300,000	357,851
Intel Corp.:
2.45% 11/15/29	70,000	76,350
3.25% 11/15/49	70,000	80,106
3.734% 12/8/47	110,000	134,612
4.75% 3/25/50	160,000	225,966
Lam Research Corp. 2.875% 6/15/50	150,000	162,001
Qualcomm, Inc. 2.6% 1/30/23	430,000	450,167
		1,874,859
Software - 0.8%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,835,373
2.4% 8/8/26	520,000	566,492
2.525% 6/1/50	280,000	299,861
2.675% 6/1/60	200,000	219,236
3.7% 8/8/46	170,000	219,638
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,383,297
3.6% 4/1/50	210,000	244,350
3.85% 4/1/60	70,000	86,062
4% 11/15/47	388,000	474,165
		5,328,474
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
1.125% 5/11/25	500,000	511,497
2.1% 9/12/22	100,000	103,185
2.4% 1/13/23	1,242,000	1,295,623
2.55% 8/20/60	110,000	114,048
2.95% 9/11/49	180,000	204,807
3% 2/9/24	650,000	699,440
3% 11/13/27	890,000	1,004,130
3.75% 11/13/47	90,000	115,185
4.5% 2/23/36	110,000	149,216
HP, Inc. 2.2% 6/17/25	190,000	200,746
Xerox Corp. 4.5% 5/15/21	46,000	46,596
		4,444,473

TOTAL INFORMATION TECHNOLOGY		17,582,160

MATERIALS - 0.6%
Chemicals - 0.6%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	103,922
2.05% 5/15/30	40,000	42,687
2.7% 5/15/40	40,000	43,284
2.8% 5/15/50	40,000	43,726
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	110,137
4.725% 11/15/28	100,000	122,494
5.319% 11/15/38	140,000	190,835
Eastman Chemical Co. 4.5% 12/1/28	226,000	269,934
Ecolab, Inc. 1.3% 1/30/31	400,000	397,801
LYB International Finance BV 4% 7/15/23	153,000	165,923
LYB International Finance II BV 3.5% 3/2/27	290,000	323,958
LYB International Finance III LLC:
3.375% 10/1/40	110,000	115,811
3.625% 4/1/51	110,000	118,770
Nutrien Ltd.:
3.95% 5/13/50	170,000	204,164
4.2% 4/1/29	32,000	38,385
5% 4/1/49	56,000	77,499
Sherwin-Williams Co.:
2.75% 6/1/22	4,000	4,127
3.125% 6/1/24	160,000	173,349
3.45% 6/1/27	210,000	238,737
4.5% 6/1/47	100,000	132,890
The Dow Chemical Co.:
2.1% 11/15/30	170,000	173,520
3.15% 5/15/24	100,000	107,556
3.6% 11/15/50	170,000	189,656
3.625% 5/15/26	150,000	168,464
5.55% 11/30/48	80,000	114,670
The Mosaic Co. 4.05% 11/15/27	40,000	44,986
		3,717,285
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	220,235

TOTAL MATERIALS		3,937,520

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	140,000	192,256
American Tower Corp.:
1.3% 9/15/25	120,000	122,037
2.1% 6/15/30	120,000	123,381
3.1% 6/15/50	120,000	124,374
3.6% 1/15/28	70,000	79,584
3.8% 8/15/29	100,000	115,529
Boston Properties, Inc. 4.125% 5/15/21	165,000	166,236
Corporate Office Properties LP 3.6% 5/15/23	80,000	84,250
Crown Castle International Corp.:
1.35% 7/15/25	90,000	91,431
2.25% 1/15/31	100,000	103,499
3.25% 1/15/51	50,000	52,505
ERP Operating LP 3.5% 3/1/28	160,000	181,197
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	459,295
3% 1/15/30	320,000	349,432
Kimco Realty Corp.:
1.9% 3/1/28	610,000	612,841
2.8% 10/1/26	216,000	233,345
Prologis LP 2.125% 4/15/27	170,000	181,617
Simon Property Group LP:
3.375% 12/1/27	150,000	164,626
4.25% 11/30/46	116,000	130,257
Ventas Realty LP:
3.125% 6/15/23	163,000	171,331
4% 3/1/28	184,000	208,028
4.875% 4/15/49	160,000	197,586
Welltower, Inc. 4.25% 4/15/28	174,000	201,456
		4,346,093
UTILITIES - 2.1%
Electric Utilities - 1.5%
Alabama Power Co. 1.45% 9/15/30	800,000	816,977
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	183,985
4.3% 12/1/28	194,000	232,205
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	129,174
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	244,706
4.3% 2/1/49	65,000	85,931
Commonwealth Edison Co. 4% 3/1/48	208,000	264,855
Duke Energy Carolinas LLC 4% 9/30/42	179,000	221,077
Duke Energy Corp.:
2.45% 6/1/30	200,000	212,841
3.15% 8/15/27	352,000	393,491
4.2% 6/15/49	310,000	403,316
Entergy Corp.:
0.9% 9/15/25	500,000	500,732
3.75% 6/15/50	190,000	224,821
Entergy, Inc. 3.55% 9/30/49	34,000	39,707
Eversource Energy 3.45% 1/15/50	120,000	139,190
Exelon Corp.:
3.95% 6/15/25	163,000	184,483
4.05% 4/15/30	370,000	438,713
5.1% 6/15/45	160,000	218,150
FirstEnergy Corp.:
1.6% 1/15/26	97,000	94,353
2.25% 9/1/30	150,000	143,108
4.85% 7/15/47	150,000	181,427
Florida Power & Light Co. 4.05% 10/1/44	170,000	220,350
Interstate Power and Light Co. 2.3% 6/1/30	104,000	110,772
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	344,732
3.95% 8/1/47	100,000	126,188
4.25% 7/15/49	100,000	136,837
Mississippi Power Co. 3.95% 3/30/28	120,000	138,516
Northern States Power Co. 2.6% 6/1/51	100,000	106,069
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	114,197
3.8% 6/1/49	280,000	351,893
PPL Capital Funding, Inc. 4% 9/15/47	90,000	106,901
PPL Electric Utilities Corp. 3% 10/1/49	70,000	77,742
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	127,395
6.25% 9/1/37	130,000	198,888
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	87,246
3% 5/15/25	220,000	241,115
3.15% 1/1/50	80,000	92,028
Southern Co. 3.25% 7/1/26	765,000	856,271
Tampa Electric Co. 4.45% 6/15/49	140,000	184,793
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	106,091
3.8% 9/15/47	180,000	231,993
4.6% 12/1/48	208,000	299,550
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	354,032
3.4% 6/1/30	73,000	83,854
		10,050,695
Gas Utilities - 0.0%
Dominion Gas Holdings LLC:
2.5% 11/15/24	80,000	85,297
3.9% 11/15/49	90,000	105,312
		190,609
Multi-Utilities - 0.6%
Ameren Corp. 3.5% 1/15/31	250,000	289,287
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	250,000	283,676
4.5% 2/1/45	180,000	235,111
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	29,980
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	245,000	301,638
4.5% 5/15/58	120,000	162,909
4.65% 12/1/48	80,000	108,748
Dominion Energy, Inc. 3.375% 4/1/30	340,000	388,759
DTE Energy Co. 3.8% 3/15/27	90,000	102,437
NiSource, Inc.:
0.95% 8/15/25	370,000	369,811
1.7% 2/15/31	370,000	368,869
3.49% 5/15/27	442,000	496,972
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	83,384
Puget Energy, Inc. 4.1% 6/15/30 (a)	253,000	286,356
Sempra Energy:
3.4% 2/1/28	50,000	55,847
3.8% 2/1/38	270,000	314,134
4% 2/1/48	136,000	163,468
		4,041,386

TOTAL UTILITIES		14,282,690

TOTAL NONCONVERTIBLE BONDS
(Cost $167,656,281)		182,480,616

U.S. Government and Government Agency Obligations - 43.8%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	$238,000	$237,153
0.5% 6/17/25	650,000	652,130
0.625% 4/22/25	90,000	90,983
0.75% 10/8/27	250,000	249,435
0.875% 8/5/30	108,000	105,737
1.75% 7/2/24	930,000	978,593
2% 10/5/22	190,000	196,387
2.375% 1/19/23	655,000	685,219
2.875% 9/12/23	150,000	161,027
Federal Home Loan Bank:
0.375% 9/4/25	175,000	174,673
0.5% 4/14/25	390,000	391,781
1.5% 8/15/24	125,000	130,692
2% 9/9/22	200,000	206,469
2.5% 2/13/24	230,000	246,563
3.25% 11/16/28	30,000	35,732
Freddie Mac:
0.25% 8/24/23	450,000	450,004
0.375% 7/21/25	480,000	478,571
0.375% 9/23/25	370,000	368,173
1.5% 2/12/25	630,000	659,382
2.75% 6/19/23	50,000	53,213
Tennessee Valley Authority:
0.75% 5/15/25	560,000	566,602
2.875% 2/1/27	145,000	163,278
4.25% 9/15/65	50,000	74,805

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,356,602

U.S. Treasury Obligations - 42.7%
U.S. Treasury Bonds:
1.125% 5/15/40	7,409,000	7,118,428
1.125% 8/15/40	5,694,000	5,456,453
1.25% 5/15/50	5,172,000	4,762,281
1.375% 8/15/50	1,866,000	1,772,992
1.625% 11/15/50	1,150,000	1,162,039
2% 2/15/50	1,963,000	2,163,057
2.25% 8/15/46	148,000	171,067
2.25% 8/15/49	1,303,000	1,512,294
2.375% 11/15/49	94,000	111,959
2.5% 2/15/45	763,000	921,054
2.5% 2/15/46	329,000	398,013
2.5% 5/15/46	122,000	147,606
2.75% 11/15/42	1,059,000	1,328,590
2.75% 8/15/47	177,000	224,804
2.75% 11/15/47	157,000	199,654
2.875% 5/15/43	1,420,000	1,817,766
2.875% 8/15/45	1,376,000	1,771,923
2.875% 11/15/46	359,000	464,428
2.875% 5/15/49	361,000	472,546
3% 5/15/42	238,000	310,041
3% 11/15/44	1,614,000	2,114,781
3% 5/15/45	3,707,000	4,868,044
3% 11/15/45	826,000	1,087,739
3% 2/15/47	704,000	932,085
3% 5/15/47	197,000	261,164
3% 2/15/48	121,000	160,869
3% 8/15/48	188,000	250,569
3% 2/15/49	264,000	352,863
3.125% 11/15/41	229,000	303,309
3.125% 2/15/42	264,000	350,501
3.125% 8/15/44	1,405,000	1,875,840
3.125% 5/15/48	48,000	65,274
3.375% 5/15/44	856,000	1,185,493
3.375% 11/15/48	68,000	96,791
3.625% 8/15/43	86,000	122,973
3.625% 2/15/44	1,464,000	2,098,667
3.75% 8/15/41	225,000	323,684
3.75% 11/15/43	4,124,000	6,009,763
3.875% 8/15/40	126,000	182,882
4.375% 2/15/38	81,000	121,851
4.375% 11/15/39	5,000	7,657
4.375% 5/15/41	1,552,000	2,408,995
4.5% 2/15/36	223,000	330,963
4.5% 5/15/38	69,000	105,500
5% 5/15/37	391,000	619,979
U.S. Treasury Notes:
0.125% 4/30/22	8,194,000	8,194,320
0.125% 5/31/22	5,286,000	5,285,381
0.125% 6/30/22	3,530,000	3,529,448
0.125% 7/31/22	6,477,000	6,474,976
0.125% 9/30/22	6,639,000	6,637,185
0.125% 10/31/22	6,826,000	6,823,334
0.125% 5/15/23	6,317,000	6,310,831
0.125% 7/15/23	2,227,000	2,223,955
0.125% 8/15/23	1,115,000	1,113,476
0.125% 9/15/23	3,272,000	3,266,632
0.25% 4/15/23	2,109,000	2,113,284
0.25% 6/15/23	2,007,000	2,010,920
0.25% 5/31/25	3,401,000	3,390,106
0.25% 6/30/25	4,190,000	4,174,124
0.25% 7/31/25	2,494,000	2,483,868
0.25% 8/31/25	7,956,000	7,920,571
0.25% 9/30/25	4,049,000	4,029,071
0.375% 3/31/22	2,097,000	2,103,553
0.375% 4/30/25	6,735,000	6,752,364
0.375% 7/31/27	3,005,000	2,964,386
0.375% 9/30/27	1,948,000	1,918,171
0.5% 3/15/23	1,955,000	1,969,892
0.5% 3/31/25	6,279,000	6,330,507
0.5% 4/30/27	3,743,000	3,729,402
0.5% 5/31/27	4,423,000	4,404,168
0.5% 6/30/27	1,506,000	1,498,705
0.5% 8/31/27	1,034,000	1,027,618
0.5% 10/31/27	5,261,000	5,219,898
0.625% 3/31/27	884,000	888,524
0.625% 5/15/30	8,923,000	8,765,453
0.625% 8/15/30	1,560,000	1,528,556
0.875% 11/15/30	3,403,000	3,410,976
1.125% 7/31/21	30,000	30,206
1.125% 9/30/21	549,000	553,632
1.125% 2/28/22	1,745,000	1,767,085
1.125% 2/28/25	748,000	774,005
1.25% 8/31/24	3,036,000	3,148,308
1.375% 1/31/22	3,482,000	3,532,462
1.375% 10/15/22	217,000	221,967
1.375% 1/31/25	975,000	1,018,456
1.375% 8/31/26	366,000	384,815
1.5% 8/31/21	411,000	415,222
1.5% 10/31/21	781,000	790,885
1.5% 11/30/21	688,000	697,514
1.5% 8/15/22	739,000	756,032
1.5% 9/30/24	3,446,000	3,608,339
1.5% 10/31/24	1,768,000	1,852,463
1.5% 11/30/24	2,663,000	2,792,197
1.5% 8/15/26	283,000	299,527
1.5% 1/31/27	842,000	892,125
1.5% 2/15/30	6,067,000	6,448,083
1.625% 6/30/21	210,000	211,887
1.625% 12/31/21	3,225,000	3,277,658
1.625% 11/15/22	576,000	592,538
1.625% 2/15/26	702,000	746,396
1.625% 9/30/26	1,345,000	1,433,581
1.625% 11/30/26	454,000	484,184
1.625% 8/15/29	2,745,000	2,947,015
1.75% 7/31/21	61,000	61,670
1.75% 5/31/22	130,000	133,159
1.75% 6/30/22	728,000	746,513
1.75% 6/30/24	1,417,000	1,493,274
1.75% 7/31/24	1,867,000	1,969,393
1.75% 12/31/24	3,742,000	3,964,035
1.75% 12/31/26	415,000	445,947
1.75% 11/15/29	407,000	441,722
1.875% 2/28/22	1,430,000	1,461,281
1.875% 3/31/22	1,271,000	1,300,442
1.875% 7/31/22	151,000	155,347
1.875% 8/31/24	501,000	531,236
1.875% 7/31/26	800,000	863,531
2% 11/30/22	552,000	572,333
2% 5/31/24	5,025,000	5,334,940
2% 6/30/24	210,000	223,191
2% 11/15/26	562,000	611,658
2.125% 5/15/22	1,341,000	1,379,606
2.125% 12/31/22	92,000	95,755
2.125% 2/29/24	551,000	585,007
2.125% 3/31/24	612,000	650,633
2.125% 7/31/24	150,000	160,271
2.125% 11/30/24	320,000	343,450
2.25% 3/31/21	92,000	92,658
2.25% 4/30/21	43,000	43,385
2.25% 4/15/22	396,000	407,540
2.25% 12/31/23	50,000	53,150
2.25% 4/30/24	1,173,000	1,253,735
2.25% 12/31/24	30,000	32,389
2.25% 2/15/27	817,000	903,391
2.25% 8/15/27	1,371,000	1,522,131
2.25% 11/15/27	255,000	283,717
2.375% 3/15/22	3,228,000	3,321,183
2.375% 1/31/23	86,000	90,112
2.375% 2/29/24	2,090,000	2,236,137
2.375% 5/15/27	1,576,000	1,759,210
2.375% 5/15/29	473,000	536,338
2.5% 12/31/20	1,000	1,002
2.5% 2/28/21	1,000	1,006
2.5% 1/15/22	406,000	416,721
2.5% 2/15/22	1,815,000	1,867,181
2.5% 3/31/23	693,000	730,628
2.5% 1/31/24	2,144,000	2,299,273
2.5% 1/31/25	37,000	40,382
2.5% 2/28/26	273,000	302,763
2.625% 12/15/21	2,737,000	2,808,205
2.625% 2/28/23	1,495,000	1,577,575
2.625% 6/30/23	2,011,000	2,137,866
2.625% 12/31/23	75,000	80,581
2.625% 12/31/25	118,000	131,312
2.625% 1/31/26	420,000	467,939
2.625% 2/15/29	1,038,000	1,195,484
2.75% 4/30/23	21,000	22,305
2.75% 5/31/23	1,025,000	1,090,784
2.75% 7/31/23	1,141,000	1,219,265
2.75% 8/31/23	738,000	789,919
2.75% 2/28/25	280,000	308,941
2.75% 6/30/25	237,000	263,033
2.75% 8/31/25	304,000	338,343
2.75% 2/15/28	629,000	723,227
2.875% 11/15/21	1,335,000	1,370,096
2.875% 10/31/23	698,000	752,586
2.875% 11/30/23	1,156,000	1,248,661
2.875% 4/30/25	81,000	90,084
2.875% 7/31/25	258,000	288,285
2.875% 11/30/25	288,000	323,651
2.875% 5/15/28	231,000	268,411
2.875% 8/15/28	465,000	541,761
3% 10/31/25	535,000	603,672
3.125% 11/15/28	331,000	393,140

TOTAL U.S. TREASURY OBLIGATIONS		287,449,020

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $284,267,522)		294,805,622

U.S. Government Agency - Mortgage Securities - 29.6%
Fannie Mae - 9.4%
2% 12/1/35	1,400,000	1,457,359
2.5% 8/1/31 to 8/1/50	9,474,236	9,917,346
3% 12/1/26 to 7/1/50	23,042,763	24,263,958
3.5% 12/1/25 to 3/1/50	11,245,826	11,962,403
4% 11/1/33 to 6/1/50	9,485,161	10,192,463
4.5% 2/1/47 to 7/1/49	2,952,007	3,210,920
5% 4/1/25 to 12/1/49	1,386,541	1,543,402
5.5% 9/1/40 to 6/1/49	790,286	897,306

TOTAL FANNIE MAE		63,445,157

Freddie Mac - 7.0%
2% 9/1/35	2,000,001	2,083,816
2% 11/1/35	396,639	412,889
2% 11/1/35	503,271	523,890
2.5% 2/1/30 to 10/1/50	14,247,704	14,945,585
3% 2/1/29 to 4/1/50	6,011,572	6,326,683
3.5% 4/1/33 to 3/1/50	10,774,297	11,388,347
4% 11/1/33 to 1/1/50	6,147,433	6,589,208
4% 4/1/48	3,105	3,328
4.5% 8/1/48 to 4/1/50	3,301,768	3,578,219
5% 8/1/48 to 5/1/50	878,141	971,259
5.5% 6/1/49	380,988	426,133

TOTAL FREDDIE MAC		47,249,357

Ginnie Mae - 6.6%
2% 12/1/50 (b)	1,000,000	1,046,042
2% 12/1/50 (b)	400,000	418,417
2.5% 3/20/47 to 10/20/50	5,031,929	5,303,927
2.5% 12/1/50 (b)	200,000	210,660
2.5% 12/1/50 (b)	200,000	210,660
2.5% 12/1/50 (b)	200,000	210,660
2.5% 12/1/50 (b)	200,000	210,660
2.5% 12/1/50 (b)	700,000	737,311
2.5% 1/1/51 (b)	200,000	210,199
2.5% 1/1/51 (b)	300,000	315,299
3% 7/20/42 to 8/20/50	11,306,732	11,858,249
3% 12/1/50 (b)	300,000	313,100
3% 12/1/50 (b)	400,000	417,467
3% 12/1/50 (b)	600,000	626,200
3% 12/1/50 (b)	200,000	208,733
3.5% 2/20/46 to 3/20/50	10,713,587	11,409,609
3.5% 12/1/50 (b)	600,000	633,712
3.5% 12/1/50 (b)	100,000	105,619
4% 12/20/45 to 3/20/50	5,290,400	5,661,040
4% 12/1/50 (b)	200,000	212,615
4% 12/1/50 (b)	100,000	106,307
4.5% 6/20/45 to 1/20/50	2,437,852	2,642,751
4.5% 12/1/50 (b)	100,000	107,293
5% 11/20/45 to 3/20/50	902,562	997,140
5.5% 12/20/44 to 12/20/48	184,924	210,266

TOTAL GINNIE MAE		44,383,936

Uniform Mortgage Backed Securities - 6.6%
2% 12/1/35 (b)	100,000	104,103
2% 12/1/35 (b)	1,200,000	1,249,233
2% 12/1/50 (b)	6,350,000	6,596,212
2% 12/1/50 (b)	2,450,000	2,544,995
2% 12/1/50 (b)	3,000,000	3,116,321
2% 12/1/50 (b)	300,000	311,632
2% 12/1/50 (b)	850,000	882,958
2% 12/1/50 (b)	2,500,000	2,596,934
2% 12/1/50 (b)	2,450,000	2,544,995
2% 12/1/50 (b)	300,000	311,632
2% 12/1/50 (b)	1,750,000	1,817,854
2% 12/1/50 (b)	2,450,000	2,544,995
2% 1/1/51 (b)	3,000,000	3,109,524
2% 1/1/51 (b)	850,000	881,032
2% 1/1/51 (b)	5,250,000	5,441,667
2.5% 12/1/35 (b)	300,000	311,859
2.5% 12/1/35 (b)	40,000	41,581
2.5% 12/1/35 (b)	200,000	207,906
2.5% 12/1/50 (b)	700,000	733,414
2.5% 12/1/50 (b)	1,200,000	1,257,281
3% 12/1/35 (b)	300,000	314,039
3% 12/1/50 (b)	200,000	208,938
3% 12/1/50 (b)	650,000	679,047
3% 12/1/50 (b)	650,000	679,047
3% 12/1/50 (b)	1,100,000	1,149,157
3% 12/1/50 (b)	300,000	313,407
3.5% 12/1/50 (b)	1,100,000	1,160,242
3.5% 12/1/50 (b)	1,300,000	1,371,196
3.5% 12/1/50 (b)	200,000	210,953
4% 12/1/50 (b)	700,000	746,894
4% 12/1/50 (b)	100,000	106,699
4.5% 12/1/50 (b)	300,000	325,055
4.5% 12/1/50 (b)	100,000	108,352
5% 12/1/50 (b)	200,000	221,225

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		44,200,379

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $195,795,523)		199,278,829

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$70,661	$71,864
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	211,719
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	105,909
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	53,069
Series 2018-4 Class A, 4.06% 11/15/30	60,000	70,773
TOTAL ASSET-BACKED SECURITIES
(Cost $480,594)		513,334

Commercial Mortgage Securities - 1.6%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	305,107
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	261,669
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	388,005
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	358,378
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	264,011
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	190,007
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	540,371
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	526,477
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	48,353
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	54,283
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	207,118
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	215,075
Class A5, 3.0161% 9/15/52	200,000	221,277
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	828,784
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	653,524
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	726,557
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	443,325
Series K057 Class A2, 2.57% 7/25/26	330,000	361,248
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	64,559
Series K-1510 Class A2, 3.718% 1/25/31	165,000	195,993
Series K064 Class A2, 3.224% 3/25/27	250,000	285,156
Series K068 Class A2, 3.244% 8/25/27	570,000	652,422
Series K094 Class A2, 2.903% 6/25/29	430,000	489,518
Series K730 Class A2, 3.59% 1/25/25	50,000	55,549
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	340,000	363,640
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	332,871
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	54,652
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	437,725
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.2973% 8/15/46 (c)	160,000	171,465
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	162,997
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	220,692
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	147,705
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	284,853
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	388,739
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,221,591)		10,902,105

Municipal Securities - 0.4%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	275,800
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$55,000	$95,069
Series 2010 S1, 7.043% 4/1/50	55,000	100,108
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	279,314
Series 2010, 7.6% 11/1/40	100,000	180,728
Series 2018, 3.5% 4/1/28	175,000	203,868
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	20,729
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	189,459
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	204,570
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	228,162
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	30,311
4.131% 6/15/42	30,000	29,696
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	166,622
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	94,167
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	211,765
TOTAL MUNICIPAL SECURITIES
(Cost $2,031,562)		2,310,368

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province:
2.95% 1/23/24	$120,000	$129,448
3.3% 3/15/28	225,000	256,730
Canadian Government 2% 11/15/22	155,000	160,470
Chilean Republic 3.24% 2/6/28	200,000	224,500
Colombian Republic:
3.875% 4/25/27	200,000	219,200
4.5% 3/15/29	200,000	227,250
8.125% 5/21/24	275,000	333,988
Hungarian Republic:
5.375% 3/25/24	140,000	159,731
7.625% 3/29/41	60,000	106,894
Indonesian Republic:
2.85% 2/14/30	200,000	217,000
3.5% 2/14/50	200,000	219,313
4.45% 2/11/24	200,000	221,750
Israeli State 3.375% 1/15/50	275,000	303,611
Italian Republic 2.375% 10/17/24	400,000	420,415
Manitoba Province 2.6% 4/16/24	870,000	932,510
Ontario Province:
1.125% 10/7/30	100,000	98,879
2.3% 6/15/26	70,000	76,010
2.4% 2/8/22	100,000	102,540
2.5% 4/27/26	300,000	328,578
3.05% 1/29/24	100,000	108,191
Panamanian Republic:
3.16% 1/23/30	400,000	438,375
4.5% 4/16/50	200,000	252,938
6.7% 1/26/36	70,000	102,878
Peruvian Republic:
1.862% 12/1/32	300,000	297,000
2.78% 12/1/60	70,000	69,055
6.55% 3/14/37	150,000	222,891
Philippine Republic:
3% 2/1/28	200,000	220,912
9.5% 2/2/30	70,000	115,150
Polish Government 5% 3/23/22	130,000	137,922
Province of Quebec:
2.5% 4/9/24	130,000	139,086
2.75% 4/12/27	320,000	357,386
United Mexican States:
3.625% 3/15/22	150,000	155,859
3.75% 1/11/28	400,000	442,000
4.15% 3/28/27	200,000	227,400
4.5% 4/22/29	400,000	461,125
5.55% 1/21/45	50,000	63,719
Uruguay Republic 4.975% 4/20/55	110,000	149,806
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,004,057)		8,700,510

Supranational Obligations - 0.9%
African Development Bank 3% 9/20/23	80,000	86,070
Asian Development Bank:
0.375% 9/3/25	700,000	696,972
0.75% 10/8/30	150,000	146,995
1.5% 10/18/24	200,000	208,794
1.75% 9/13/22	83,000	85,279
2.5% 11/2/27	20,000	22,348
2.625% 1/30/24	430,000	461,303
European Investment Bank:
0.75% 9/23/30	400,000	392,002
0.875% 5/17/30	80,000	79,576
2% 12/15/22	118,000	122,276
2.25% 8/15/22	685,000	708,937
2.25% 6/24/24	210,000	224,482
3.125% 12/14/23	110,000	119,516
Inter-American Development Bank:
0.625% 7/15/25	140,000	141,025
4.375% 1/24/44	190,000	287,977
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	349,017
0.5% 10/28/25	364,000	364,601
0.75% 8/26/30	170,000	166,515
0.875% 5/14/30	134,000	133,044
1.5% 8/28/24	90,000	93,883
1.625% 1/15/25	110,000	115,396
1.875% 10/27/26	320,000	343,534
2.5% 3/19/24	300,000	321,649
2.75% 7/23/21	120,000	121,980
International Finance Corp.:
0.75% 8/27/30	100,000	97,960
2.25% 1/25/21	50,000	50,155
2.875% 7/31/23	39,000	41,679
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,740,829)		5,982,965

Bank Notes - 0.4%
Bank of Nova Scotia 2.45% 9/19/22	374,000	388,704
Discover Bank:
2.7% 2/6/30	$500,000	$530,116
3.35% 2/6/23	250,000	264,370
RBS Citizens NA:
2.25% 4/28/25	250,000	265,356
3.75% 2/18/26	250,000	284,980
Wells Fargo Bank NA 3.55% 8/14/23	750,000	812,808
TOTAL BANK NOTES
(Cost $2,407,813)		2,546,334
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.09% (e)
(Cost $22,083,644)	22,079,439	22,083,855
TOTAL INVESTMENT IN SECURITIES - 108.5%
(Cost $698,689,416)		729,604,538
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(56,964,841)
NET ASSETS - 100%		$672,639,697

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(200,000)	$(210,660)
2.5% 12/1/50	(300,000)	(315,990)

TOTAL GINNIE MAE		(526,650)

Uniform Mortgage Backed Securities
2% 12/1/50	(3,000,000)	(3,116,321)
2% 12/1/50	(3,000,000)	(3,116,321)
2% 12/1/50	(850,000)	(882,958)
2% 12/1/50	(5,250,000)	(5,453,561)
2% 12/1/50	(850,000)	(882,958)
2% 12/1/50	(2,500,000)	(2,596,934)
2% 12/1/50	(2,450,000)	(2,544,995)
2% 12/1/50	(300,000)	(311,632)
2.5% 12/1/50	(1,800,000)	(1,885,921)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(20,791,601)

TOTAL TBA SALE COMMITMENTS
(Proceeds $21,236,833)		$(21,318,251)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,111,874 or 1.1% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,181
Total	$3,181

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, Foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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